Pay vs Performance Disclosure - USD ($)		2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 11, 2022	Dec. 31, 2022	Oct. 16, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.
Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Summary Compensation Table Total for PEO 3(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Compensation Actually Paid to PEO 3(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	Adjusted EBITDA (millions) (8)
									Total Stockholder Return(5)	Peer Group Total Stockholder Return(6)
2023	N/A	N/A	$2,994,622	N/A	N/A	$3,422,628	$1,218,926	$1,630,288	$122	$119	$38,462	$95,229
2022	$622,624	$3,343,124	$1,303,265	($1,461,685)	$3,305,869	$397,219	$825,334	$357,128	$57	$87	$11,641	$97,598
2021	$2,216,881	N/A	N/A	$1,174,780	N/A	N/A	$938,847	$901,977	$85	$126	$52,059	$108,075
2020	$2,226,187	N/A	N/A	$4,813,876	N/A	N/A	$1,155,913	$2,188,188	$156	$230	$38,192	$90,236
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our principal executive officer(s) (PEOs) serving during the applicable fiscal year. During 2020 and 2021, our only principal executive officer was Mr. Wexler (referred to as PEO 1 in the table above). During 2022, Mr. Wexler served as our PEO from January 1-January 11, Mr. Efremov served as our PEO from January 11-October 16 (and is referred to as PEO 2 in the table above) and Mr. Purdy served as our PEO from October 17-December 31, 2022 (and is referred to as PEO 3 in the table above). During 2023, our only PEO was Mr. Purdy (PEO 3).

(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO(s) during the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 3 (Purdy)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 3 (Purdy)
2023	$2,994,622	($1,499,984)	$1,927,990	$3,422,628
2022	$1,303,265	($275,060)	($630,986)	$397,219
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023 (PEO 3)	$1,775,679	$138,558	$—	$46,900	($43,260)	$10,113	$1,927,990
2022 (PEO 1)	$150,329	($1,832,330)	$—	($92,680)	($120,677)	$22,746	($1,872,612)
2022 (PEO 2)	$189,659	$—	$233,346	($15,299)	$—	$264	$407,971
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022 (PEO 3)	$201,270	($771,739)	$—	($29,422)	($38,316)	$7,221	($630,986)
2021 (PEO 1)	$587,601	($867,384)	$—	$—	$—	$—	($279,783)
2020 (PEO 1)	$1,247,955	$1,694,273	$—	$—	($51,014)	$—	$2,891,214
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Reformina, Ms. Cushman and Mr. Glazek; (ii) for 2022, Mr. Reformina and Ms. Cushman; (iii) for 2021, Mr. Purdy, Mr. Reformina, Ms. Cushman, and Mr. Robert Lavan (our former SVP and Chief Financial Officer) and (iv) for 2020, Mr. Purdy and Mr. Lavan.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs (which individuals are described in footnote 3 above) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,218,926	($877,361)	$1,288,723	$1,630,288
2022	$825,334	($198,450)	($269,756)	$357,128
2021	$938,847	($433,549)	$396,679	$901,977
2020	$1,155,913	($312,840)	$1,345,115	$2,188,188
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$770,027	$64,848	$451,936	$6,514	($6,006)	$1,403	$1,288,723
2022	$143,895	($398,522)	$—	($7,355)	($9,579)	$1,805	($269,756)
2021	$310,579	($175,275)	$32,704	$288,671	$—	$—	$396,679
2020	$874,115	$484,299	$—	$—	($13,299)	$—	$1,345,115
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Small Cap 600 Consumer Staples Index.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA is defined as net income plus non-cash interest expense, depreciation and amortization, interest and other income, income tax provision, loss (gain) on the extinguishment of debts, stock-based compensation expense and restructuring or other unusual charges.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for our principal executive officer(s) (PEOs) serving during the applicable fiscal year. During 2020 and 2021, our only principal executive officer was Mr. Wexler (referred to as PEO 1 in the table above). During 2022, Mr. Wexler served as our PEO from January 1-January 11, Mr. Efremov served as our PEO from January 11-October 16 (and is referred to as PEO 2 in the table above) and Mr. Purdy served as our PEO from October 17-December 31, 2022 (and is referred to as PEO 3 in the table above). During 2023, our only PEO was Mr. Purdy (PEO 3).

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s non-PEO named executive officers (NEOs) as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Reformina, Ms. Cushman and Mr. Glazek; (ii) for 2022, Mr. Reformina and Ms. Cushman; (iii) for 2021, Mr. Purdy, Mr. Reformina, Ms. Cushman, and Mr. Robert Lavan (our former SVP and Chief Financial Officer) and (iv) for 2020, Mr. Purdy and Mr. Lavan.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Small Cap 600 Consumer Staples Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our PEO(s) during the applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to PEO total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO 3 (Purdy)	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO 3 (Purdy)
2023	$2,994,622	($1,499,984)	$1,927,990	$3,422,628
2022	$1,303,265	($275,060)	($630,986)	$397,219
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023 (PEO 3)	$1,775,679	$138,558	$—	$46,900	($43,260)	$10,113	$1,927,990
2022 (PEO 1)	$150,329	($1,832,330)	$—	($92,680)	($120,677)	$22,746	($1,872,612)
2022 (PEO 2)	$189,659	$—	$233,346	($15,299)	$—	$264	$407,971
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022 (PEO 3)	$201,270	($771,739)	$—	($29,422)	($38,316)	$7,221	($630,986)
2021 (PEO 1)	$587,601	($867,384)	$—	$—	$—	$—	($279,783)
2020 (PEO 1)	$1,247,955	$1,694,273	$—	$—	($51,014)	$—	$2,891,214

Non-PEO NEO Average Total Compensation Amount				$ 1,218,926	$ 825,334	$ 938,847	$ 1,155,913
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,630,288	357,128	901,977	2,188,188
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs (which individuals are described in footnote 3 above) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$1,218,926	($877,361)	$1,288,723	$1,630,288
2022	$825,334	($198,450)	($269,756)	$357,128
2021	$938,847	($433,549)	$396,679	$901,977
2020	$1,155,913	($312,840)	$1,345,115	$2,188,188
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$770,027	$64,848	$451,936	$6,514	($6,006)	$1,403	$1,288,723
2022	$143,895	($398,522)	$—	($7,355)	($9,579)	$1,805	($269,756)
2021	$310,579	($175,275)	$32,704	$288,671	$—	$—	$396,679
2020	$874,115	$484,299	$—	$—	($13,299)	$—	$1,345,115

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Total Stockholder Return

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay versus Performance Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Compensation Actually Paid and Adjusted EBITDA

Tabular List, Table
Financial Performance Measures
The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Operating Income
•	Adjusted EBITDA
•	Return on Invested Capital

Total Shareholder Return Amount				$ 122	57	85	156
Peer Group Total Shareholder Return Amount				119	87	126	230
Net Income (Loss)				$ 38,462,000,000	$ 11,641,000,000	$ 52,059,000,000	$ 38,192,000,000
Company Selected Measure Amount				95,229,000,000	97,598,000,000	108,075,000,000	90,236,000,000
PEO Name	Mr. Wexler	Mr. Purdy	Mr. Efremov	Mr. Purdy		Mr. Wexler	Mr. Wexler
Measure:: 1
Pay vs Performance Disclosure
Name				Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name				Return on Invested Capital
Mr. Purdy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,994,622	$ 1,303,265
PEO Actually Paid Compensation Amount				3,422,628	397,219
Mr. Wexler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					622,624	$ 2,216,881	$ 2,226,187
PEO Actually Paid Compensation Amount					(1,461,685)	1,174,780	4,813,876
Mr. Efremov [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,343,124
PEO Actually Paid Compensation Amount					3,305,869
PEO | Mr. Purdy [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,499,984)	(275,060)
PEO | Mr. Purdy [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,927,990	(630,986)
PEO | Mr. Purdy [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,775,679	201,270
PEO | Mr. Purdy [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				138,558	(771,739)
PEO | Mr. Purdy [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Purdy [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				46,900	(29,422)
PEO | Mr. Purdy [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(43,260)	(38,316)
PEO | Mr. Purdy [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				10,113	7,221
PEO | Mr. Wexler [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,872,612)	(279,783)	2,891,214
PEO | Mr. Wexler [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					150,329	587,601	1,247,955
PEO | Mr. Wexler [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,832,330)	(867,384)	1,694,273
PEO | Mr. Wexler [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0	0
PEO | Mr. Wexler [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(92,680)	0	0
PEO | Mr. Wexler [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(120,677)	0	(51,014)
PEO | Mr. Wexler [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					22,746	0	0
PEO | Mr. Efremov [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					407,971
PEO | Mr. Efremov [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					189,659
PEO | Mr. Efremov [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Efremov [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					233,346
PEO | Mr. Efremov [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(15,299)
PEO | Mr. Efremov [Member] | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Efremov [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					264
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(877,361)	(198,450)	(433,549)	(312,840)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,288,723	(269,756)	396,679	1,345,115
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				770,027	143,895	310,579	874,115
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				64,848	(398,522)	(175,275)	484,299
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				451,936	0	32,704	0
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,514	(7,355)	288,671	0
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,006)	(9,579)	0	(13,299)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,403	$ 1,805	$ 0	$ 0